LEASES (Details-Lease Liabilities) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Beginning balance		¥ 2,189	¥ 3,550	¥ 3,550
Addition				102
Accretion of interest recognized during the period	$ 8	53	86	150
Payments		(596)		(1,613)
Ending balance	246	1,646		2,189
Current portion	91			981	¥ 613
Non-current portion	155			1,208	1,033
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance		155	502	502
Addition
Accretion of interest recognized during the period		4		17
Payments				(364)
Ending balance	24	159		155
Current portion	24			155	159
Non-current portion
Offices And Warehouse [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		2,034	¥ 3,048	3,048
Addition				102
Accretion of interest recognized during the period		49		133
Payments		(596)		(1,249)
Ending balance	222	¥ 1,487		2,034
Current portion	67			826	454
Non-current portion	$ 155			¥ 1,208	¥ 1,033